Accounting Policies - Schedule of Impact of IFRS 15 Adoption Recognised as a Decrease to Retained Earnings with Correspond Decrease in Net Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impact Of Ifrs15 Adoption Recognised As Decrease To Retained Earnings With Correspond Decrease In Net Assets [line items]
Sales		£ 4,129	£ 4,513	£ 4,552
Retained earnings
Online Program Management (OPM) marketing		(233)	(229)	(217)
Administration fees		(6)	(10)	(6)
Income tax		92	(13)	222
Operating profit		553	451	(2,497)
Profit before tax		498	421	(2,557)
Income tax		92	(13)	222
Profit for the year		590	408	(2,335)
Other comprehensive income/(expense) for the year		124	(155)	690
Total comprehensive income for the year		714	253	£ (1,645)
Current assets
Inventories		164	148
Trade and other receivables		1,178	1,110
Assets classified as held for sale		648
Non-current liabilities
Deferred income tax liabilities		(136)	(164)
Current liabilities
Trade and other liabilities		(1,400)	(1,342)
Liabilities classified as held for sale		(573)
Net assets		4,525	£ 4,021
Translation adjustment [member]
Retained earnings
Unexercised customer rights (or breakage)	£ (103)
Online Program Management (OPM) marketing	(38)
Administration fees	(2)
Commissions	1
Income tax	34
Total impact at 1 January 2018	(108)
Income tax	34
Current assets
Inventories	12	12
Trade and other receivables	133	133
Assets classified as held for sale	31	31
Non-current liabilities
Deferred income tax liabilities	16	16
Current liabilities
Trade and other liabilities	(215)	(215)
Liabilities classified as held for sale	(85)	(85)
Net assets		(108)
Total impact at 1 January 2018	£ (108)
Amounts pre IFRS 15 [member]
Disclosure Of Impact Of Ifrs15 Adoption Recognised As Decrease To Retained Earnings With Correspond Decrease In Net Assets [line items]
Sales		4,120
Retained earnings
Income tax		94
Operating profit		544
Profit before tax		489
Income tax		94
Profit for the year		583
Other comprehensive income/(expense) for the year		130
Total comprehensive income for the year		713
Current assets
Inventories		154
Trade and other receivables		1,058
Assets classified as held for sale		630
Non-current liabilities
Deferred income tax liabilities		(154)
Current liabilities
Trade and other liabilities		(1,193)
Liabilities classified as held for sale		(507)
Net assets		4,632
In period adjustment [member]
Disclosure Of Impact Of Ifrs15 Adoption Recognised As Decrease To Retained Earnings With Correspond Decrease In Net Assets [line items]
Sales		9
Retained earnings
Income tax		(2)
Operating profit		9
Profit before tax		9
Income tax		(2)
Profit for the year		7
Other comprehensive income/(expense) for the year		(6)
Total comprehensive income for the year		1
Current assets
Inventories		(2)
Trade and other receivables		(13)
Assets classified as held for sale		(13)
Non-current liabilities
Deferred income tax liabilities		2
Current liabilities
Trade and other liabilities		8
Liabilities classified as held for sale		19
Net assets		£ 1